Business And Geographic Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Business And Geographic Segment Information [Abstract]
Business And Geographic Segment Information

Note 12    Business and Geographic Segment Information

We operate in a single industry segment in which we provide satellite services to our communications customers around the world. Revenue by region is based on the locations of customers to which services are billed. Our satellites are in geosynchronous orbit, and consequently are not attributable to any geographic location. Of our remaining assets, substantially all are located in the United States.

We earn revenue primarily by providing services over satellite transponder capacity to our customers. Our customers generally obtain satellite capacity from us by placing an order pursuant to one of several master customer service agreements. Our customer agreements also cover services that we procure from third parties and resell, which we refer to as off-network services. These services can include transponder services and other satellite-based transmission services in frequencies not available on our network. Under the category off-network and other revenues, we also include revenues from consulting and other services that we provide to other satellite operators.

The geographic distribution of our revenue was as follows:

	Nine Months Ended September 30, 2010	Nine Months Ended September 30, 2011
North America	46%	47%
Europe	16%	16%
Africa and Middle East	18%	17%
Latin America and Caribbean	13%	14%
Asia Pacific	7%	6%

Approximately 4% of our revenue was derived from our largest customer during each of the nine months ended September 30, 2010 and 2011. Our ten largest customers accounted for approximately 27% of our revenue for each of the nine months ended September 30, 2010 and 2011, respectively.

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Nine Months Ended September 30, 2010		Nine Months Ended September 30, 2011
On-Network Revenues
Transponder services	$1,374,357	72%	$1,422,163	73%
Managed services	241,857	13%	222,954	12%
Channel	91,821	5%	80,377	4%

Total on-network revenues	1,708,035	90%	1,725,494	89%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	163,373	9%	168,420	9%
Satellite-related services	29,275	1%	41,601	2%

Total off-network and other revenues	192,648	10%	210,021	11%

Total	$1,900,683	100%	$1,935,515	100%

Note 17    Business and Geographic Segment Information

We operate in a single industry segment, in which we provide satellite services to our communications customers around the world. Revenue by region is based on the locations of customers to which services are billed. Our satellites are in geosynchronous orbit, and consequently are not attributable to any geographic location. Of our remaining assets, substantially all are located in the United States.

The geographic distribution of our revenue was as follows:

	Predecessor Entity	Successor Entity
	Period January 1, 2008 to January 31, 2008	Period February 1, 2008 to December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2010
North America..	48%	46%	46%	46%
Europe	16%	17%	17%	16%
Africa and Middle East ..	18%	17%	17%	18%
Latin America and Caribbean	11%	12%	12%	13%
Asia Pacific ..	7%	8%	8%	7%

Approximately 7%, 5%, 4% and 4% of our revenue was derived from our largest customer during the predecessor period January 1, 2008 to January 31, 2008, the successor period February 1, 2008 to December 31, 2008 and the years ended December 31, 2009 and 2010, respectively. The ten largest customers accounted for approximately 23%, 20%, 20% and 21% of our revenue for the predecessor period January 1, 2008 to January 31, 2008, the successor period February 1, 2008 to December 31, 2008 and the years ended December 31, 2009 and 2010, respectively.

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Predecessor Entity		Successor Entity
	Period January 1, 2008 to January 31, 2008		Period February 1, 2008 to December 31, 2008		Year Ended December 31, 2009		Year Ended December 31, 2010
On-Network Revenues
Transponder services	140,756	74%	1,570,433	72%	1,795,477	71%	1,839,047	72%
Managed services	24,392	13%	294,385	14%	338,607	14%	321,863	13%
Channel	12,525	6%	132,168	6%	133,660	5%	119,924	5%

Total on-network revenues	177,673	93%	1,996,986	92%	2,267,744	90%	2,280,834	90%

Off-Network and Other Revenues
Transponder , MSS and other off-network services	9,417	5%	131,526	6%	160,660	6%	221,663	9%
Satelitte-related services	3,171	2%	46,128	2%	84,635	4%	42,155	1%

Total off-network and other revenues	12,588	7%	177,654	8%	245,295	10%	263,818	10%

Total	$190,261	100%	$2,174,640	100%	$2,513,039	100%	$2,544,652	100%